Earnings per share	12 Months Ended
Jun. 30, 2024
(Loss) / profit per share attributable to equity holders of the parent: (ii)
Earnings per share

28. Earnings per share

Below is a reconciliation between the weighted-average number of common shares outstanding and the diluted weighted-average number of common shares.

	June 30, 2024		June 30, 2023	June 30, 2022
Weighted - average outstanding shares	742		748	757
Adjustments for calculation of diluted earnings per share
Concepts that affect dilution	-		72	59
Weighted - average diluted common shares (i)	742	(ii)	820	816

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 "Earning per share" by dividing the profit attributable to equity holders of the Group by the weighted average number of common shares outstanding during the year.

	June 30, 2024	June 30, 2023	June 30, 2022
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(29,126)	223,825	276,741
Weighted average number of common shares outstanding	742	748	757
Basic earnings per share (i)	(39.25)	299.23	365.58

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of common shares outstanding to assume conversion of all dilutive potential shares.

	June 30, 2024	June 30, 2023	June 30, 2022
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(29,126)	223,825	276,741
Weighted average number of common shares outstanding	742	820	816
Diluted earnings per share (i)	(39.25)	272.96	339.14

(i) EPSs for 2023 and 2022 show the comparative impact in the capital increases, where there was no corresponding change in the entity’s resources.

(ii) Given that the result for the year showed losses, there is no diluted effect of such result.